Putnam
Investors
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Putnam Investors Fund has expanded its long tradition of above-average performance: for the past 10 years, the fund has outperformed more than 60% of the growth funds ranked by Lipper Analytical Services. For the ten-year period ended January 31, 1997, the fund's class A shares ranked 61 out of 165 growth funds.*

* "With economic growth continuing at a moderate pace, investors have been attracted to large, blue-chip companies that are gaining market share in growth industries."
                                               -- C. Beth Cotner, fund manager

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

16 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 1/31/97, class A shares ranked 229 out of 685, 52 out of 261, and 61 out of 165 for 1-, 5-, and 10-year performance, respectively; class B shares ranked 265 out of 685 for 1-year performance; and class M shares ranked 251 out of 685 for 1-year performance. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam Investors Fund was clearly among the beneficiaries of the rise in blue chip stocks during the six months ended January 31, 1997. The high-quality stocks of America's largest and strongest companies led the advance as the market began its recovery from a significant correction at the start of the fund's new fiscal year last August.

Those stocks, which dominate your fund's portfolio, also benefited from the state of the U.S. economy. Continued slowing in the rate of economic growth and the beneficial effect this had on inflation provided an ideal climate for these securities as investors sought safe havens from a host of political, economic, and market uncertainties.

Active management, of course, contributed to the positive results. Using Putnam's extensive research capabilities, your fund's management team maintained its focus on its company-by-company selection process, as detailed in the following report.

Respectfully yours,

/S/George Putnam
George Putnam

Chairman of the Trustees

March 19, 1997



Report from the Fund Managers
C. Beth Cotner, lead manager
Manuel H. Weiss
David J. Santos
Richard B. England

In the first half of fiscal 1997, shareholders of Putnam Investors Fund continued to benefit from the strength of the growth-oriented large-company stocks that fueled the fund's performance through 1996. Our emphasis on such holdings, referred to as large-cap stocks because of the large capitalization -- greater than $2 billion -- behind each stock issue, contributed to gains of 25.10% at net asset value and 17.94% at public offering price for the fund's class A shares over the 12 months ended January 31, 1997. For the six months ended January 31, 1997, the fund's class A shares posted total returns of 22.76% at net asset value and 15.74% at public offering price. Additional performance results for class A shares, as well as performance results for other share classes, are listed in the performance summary that begins on page 8.

* MARKET RALLY FAVORS TRIED-AND-TRUE INVESTMENT STYLE

Since Putnam Investors Fund's inception in 1925, its conservative strategy has made it the choice of generations of shareholders. The fund seeks long-term growth by investing in large-cap stocks of companies with established track records, ample financial resources, and strong positions within their markets -- classic blue-chip stocks. Over time, these stocks are typically less volatile in price than their small-company counterparts while providing an attractive level of growth in value.

After last July's market correction, which was fueled by investor concerns over the prospect of lower-than-expected corporate earnings, the market quickly returned to its overall upward trend. The Dow Jones Industrial Average reached one new record after another during the period. Despite this strong climb in stock market prices, many investors remained wary of possible market turbulence. They shunned smaller-capitalization stocks, which offer the potential for substantial gains along with greater potential risk, and favored investments in the types of large-cap stocks in which your fund invests. This increased demand helped boost prices of large-cap stocks, and your fund benefited as a result.

In addition to a favorable level of demand, your fund's portfolio also benefited from recent announcements of reduced growth in inflation and other economic indicators. These numbers increased investor optimism that the Federal Reserve Board would refrain from pushing interest rates higher in an attempt to stem inflation and, indeed, the Fed left rates unchanged at its most recent meeting. A rate increase could be expected to have a negative effect on corporate cash flows and earnings that, in turn, would be likely to push stock prices lower.

* TECHNOLOGY, HEALTH-CARE, AND FINANCE SECTORS STILL LEAD FUND PERFORMANCE

When constructing your fund's portfolio, we employ a bottom-up investment approach that combines quantitative screening techniques with fundamental analysis to identify individual stocks that meet our investment criteria. While the fund does not target specific industries, our focus on company fundamentals often leads us to discover strong growth potential within several companies involved in the same industry sectors. Three such sectors that made significant contributions to fund performance are computer technology, retail drug chains, and finance.

Early in the semiannual period, we began to focus on technology companies whose products we expected would experience increased demand following major Microsoft upgrades. This included Intel, whose faster processing chips are needed to run the upgraded software and operating systems for market-dominating Windows-based machines; Compaq, a leader in the manufacture of personal computers; Microsoft itself; and other software solutions firms. These stocks were among the portfolio's top performers as the period drew to a close. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Insurance and finance               14.7%

Pharmaceuticals                      8.8%

Consumer nondurables                 8.2%

Retail                               7.9%

Computer services and software       7.8%

Footnote reads:
*Based on net assets as of 1/31/97. Sector allocations will vary over time.

Retail drugstores represented a strong subsector within the health-care industry for the fund during the period. The sector is well positioned to benefit from an aging population that relies increasingly on prescription medication -- recent nationwide demographics show that the average 65-year-old maintains 10 prescriptions. Agreements between managed-care providers and drugstore chains also point to growth potential for theses outlets. Walgreen's is the prescription sales leader among drugstores, a position that may soon be overtaken by CVS through its acquisition of Revco. During the period, all three companies were represented in the fund's portfolio.

Insurance companies such as Travelers and money-center banks such as BankAmerica continue to play an important role in the financial sector holdings of the fund's portfolio. Our greater emphasis, however, has been on credit card issuers and related companies. The stocks of these companies have traditionally sold at a discount to, or below the relative value of, other financial stocks, but valuations are on the upswing, thanks in part to rapid earnings growth. Credit-related holdings during the period included MBNA, the leading independent card issuer in the United States; American Express; and Citicorp. Sears, the retailing giant, also gains a substantial portion of its earnings from its credit card operation.

* CAUTIOUS OUTLOOK EMPHASIZES FOCUS ON STOCK SELECTION

While the Fed has taken no action on interest rates for the past two years, consumer interest rates have been inching up in recent months. The final quarter of calendar 1996 also showed strong gross domestic product (GDP) growth of 4.7%. Although inflation appears under control and the GDP surge appears temporary, the Fed may eventually feel compelled to curb any potential overheating of the economy by raising rates.

TOP 10 HOLDINGS

General Elctric Co.
Conglomerate

Gillette Co.
Consumer nondurables

Intel Corp.
Technology components

Merck & Co.
Pharmaceuticals

Microsoft Corp.
Computer services and software

Pfizer, Inc.
Pharmacuticals

Citicorp
Insurance and finance

Eastman Kodak Co.
Photography

Sears, Roebuck & Co.
Retail

Honeywell, Inc.
Conglomerate

Footnote reads:
These holdings represent 22.9% of the fund's assets as of 1/31/97. Portfolio holdings will vary overtime.

Such a scenario, combined with investors' fears of an overvalued market, could lead to stock market growth at lower levels than have prevailed over the past two years. Given this outlook, our stock-selection process -- which is designed to identify those companies offering attractive long-term growth prospects regardless of market conditions -- becomes increasingly more important. We expect no significant changes in the fund's sector weightings over the near term and will continue to seek companies with positive earnings growth and solid fundamentals, the qualities that have given the fund its solid track record for more than 70 years.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth through quality common stocks, as well as any increased income resulting from this growth.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97
                                 Class A          Class B          Class M
(inception date)                (12/1/25)         (3/1/93)        (12/2/94)
                              NAV      POP      NAV     CDSC    NAV       POP
------------------------------------------------------------------------------
6 months                    22.76%   15.74%   22.35%   17.35%   22.57%  18.24%
------------------------------------------------------------------------------
1 year                      25.10    17.94    24.17    19.17    24.51   20.17
------------------------------------------------------------------------------
5 years                    119.22   106.63       --       --       --      --
Annual average              17.00    15.62       --       --       --      --
------------------------------------------------------------------------------
10 years                   263.73   242.79       --       --       --      --
Annual average              13.78    13.11       --       --       --      --
------------------------------------------------------------------------------
Life of class                  --       --    92.16    89.16    78.79   72.58
Annual average                 --       --    18.13    17.66    30.70   28.59
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97
                                       Standard & Poors   Consumer
                                          500 Index     Price Index
------------------------------------------------------------------------------
6 months                                    24.13%          1.34%
------------------------------------------------------------------------------
1 year                                      26.33           3.04
------------------------------------------------------------------------------
5 years                                    119.41          15.21
Annual average                              17.01           2.87
------------------------------------------------------------------------------
10 years                                   287.63          43.08
Annual average                              14.51           3.65
------------------------------------------------------------------------------
Life of class B                             96.01          11.18
Annual average                              18.71           2.74
------------------------------------------------------------------------------
Life of class M                             82.31           6.28
Annual average                              31.86           2.85
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97

                            Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)          1             1               1
------------------------------------------------------------------------------
Income                        $0.054        $0.013         $0.034
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      1.006         1.006          1.006
------------------------------------------------------------------------------
Short-term                     0.164         0.164          0.164
------------------------------------------------------------------------------
  Total                       $1.224        $1.183         $1.204
------------------------------------------------------------------------------
Share value:               NAV       POP       NAV      NAV       POP
------------------------------------------------------------------------------
7/31/96                  $9.07     $9.62     $8.85    $9.00     $9.33
------------------------------------------------------------------------------
1/31/97                   9.81     10.41      9.55     9.73     10.08
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)
                             Class A          Class B          Class M
(inception date)            (12/1/25)         (3/1/93)        (12/2/94)
                          NAV      POP     NAV      CDSC    NAV       POP
------------------------------------------------------------------------------
6 months                 9.80%    3.50%   9.48%    4.65%   9.66%     5.85%
------------------------------------------------------------------------------
1 year                  21.40    14.36   20.49    15.49   20.78     16.57
------------------------------------------------------------------------------
5 years                105.59    93.78      --       --      --        --
Annual average          15.50    14.15      --       --      --        --
------------------------------------------------------------------------------
10 years               284.70   262.55      --       --      --        --
Annual average          14.42    13.75      --       --      --        --
------------------------------------------------------------------------------
Life of class              --       --   80.70    77.70   67.94     62.11
Annual average             --       --   16.66    16.15   28.31     26.15
------------------------------------------------------------------------------



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



WELCOME TO
               www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular
Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent
Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!




Portfolio of investments owned
January 31, 1997 (Unaudited)

COMMON STOCKS (97.1%) *
NUMBER OF SHARES                                                                                    VALUE

Aerospace and Defense (1.9%)
---------------------------------------------------------------------------------------------------------
       289,300   Boeing Co.                                                                $   30,991,263

Basic Industrial Products (0.7%)
---------------------------------------------------------------------------------------------------------
       229,000   Case Corp.                                                                    12,137,000

Building and Construction (1.3%)
---------------------------------------------------------------------------------------------------------
       132,800   Armstrong World Industries, Inc.                                               9,428,800
       219,500   Sherwin Williams Co.                                                          12,182,250
                                                                                           --------------
                                                                                               21,611,050

Business Equipment and Services (1.3%)
---------------------------------------------------------------------------------------------------------
       124,200   Computer Sciences Corp. +                                                      8,787,150
       282,600   Ikon Office Solutions, Inc.                                                   12,469,725
                                                                                           --------------
                                                                                               21,256,875

Chemicals (4.6%)
---------------------------------------------------------------------------------------------------------
       264,200   du Pont (E.I.) de Nemours & Co., Ltd.                                         28,962,925
       577,200   Monsanto Co.                                                                  21,861,450
       501,400   Praxair, Inc.                                                                 23,252,425
                                                                                           --------------
                                                                                               74,076,800

Computer Equipment (1.2%)
---------------------------------------------------------------------------------------------------------
       218,800   Compaq Computer Corp. +                                                       19,008,250

Computer Services and Software (7.8%)
---------------------------------------------------------------------------------------------------------
       177,300   BMC Software, Inc.                                                             7,690,388
       549,750   Computer Associates Intl., Inc.                                               24,944,906
       366,000   EMC Corp. +                                                                   13,862,250
       264,200   HBO & Co.                                                                     16,545,525
       373,300   Microsoft Corp. +                                                             38,076,600
       189,700   Parametric Technology Corp. +                                                 10,955,175
       262,200   PeopleSoft, Inc. +                                                            14,289,900
                                                                                           --------------
                                                                                              126,364,744

Conglomerates (7.3%)
---------------------------------------------------------------------------------------------------------
       415,300   General Electric Co.                                                          42,775,900
       442,400   Honeywell, Inc.                                                               31,908,100
       198,500   Textron, Inc.                                                                 19,328,938
       340,100   United Technologies Corp.                                                     23,721,975
                                                                                           --------------
                                                                                              117,734,913

Consumer Non Durables (8.2%)
---------------------------------------------------------------------------------------------------------
       319,100   Avon Products, Inc.                                                           20,023,525
       131,000   Clorox Co.                                                                    15,539,875
       514,200   Gillette Co.                                                                  41,907,300
       311,700   Liz Claiborne, Inc.                                                           13,130,363
       383,500   Nike, Inc. Class B                                                            26,030,063
       138,200   Philip Morris Cos., Inc.                                                      16,428,525
                                                                                           --------------
                                                                                              133,059,651

Consumer Services (2.4%)
---------------------------------------------------------------------------------------------------------
       114,500   HFS, Inc. +                                                                    8,015,000
       321,100   Marriott International, Inc.                                                  17,058,438
       487,100   Service Corp. International                                                   14,125,900
                                                                                           --------------
                                                                                               39,199,338

Energy-Related ( 7.0%)
---------------------------------------------------------------------------------------------------------
       353,700   Baker Hughes Inc.                                                             13,794,300
       168,700   British Petroleum Co. PLC ADR (United Kingdom)                                23,892,138
        52,700   Enron Corp.                                                                    2,173,875
       247,300   Halliburton Co.                                                               17,898,338
       121,800   Mobil Corp.                                                                   15,986,250
       177,500   Schlumberger Ltd.                                                             19,724,688
       393,000   Sonat, Inc.                                                                   20,927,250
                                                                                           --------------
                                                                                              114,396,839

Entertainment (1.3%)
---------------------------------------------------------------------------------------------------------
       286,600   Disney (Walt) Productions, Inc.                                               20,993,450

Food and Beverages (1.1%)
---------------------------------------------------------------------------------------------------------
       208,000   Campbell Soup Co.                                                             17,264,000

Health Care (2.8%)
---------------------------------------------------------------------------------------------------------
       295,100   Cardinal Health, Inc.                                                         18,480,638
       339,400   Healthsouth Rehabilitation Corp. +                                            14,806,325
       224,300   Oxford Health Plans Inc. +                                                    12,196,313
                                                                                           --------------
                                                                                               45,483,276

Insurance and Finance (14.7%)
---------------------------------------------------------------------------------------------------------
       297,400   American Express Co.                                                          18,550,325
       136,300   American International Group, Inc.                                            16,509,338
       258,100   Bank of Boston Corp.                                                          18,389,625
       272,400   BankAmerica Corp.                                                             30,406,650
       441,700   Barnett Banks, Inc.                                                           19,434,800
       172,800   Chase Manhattan Corp.                                                         15,984,000
       296,700   Citicorp                                                                      34,528,463
       391,600   Federal National Mortgage Association                                         15,468,200
       238,450   Franklin Resources, Inc.                                                      12,995,525
       134,800   Household International, Inc.                                                 13,362,050
       512,750   MBNA Corp.                                                                    17,689,875
       477,433   Travelers Group Inc.                                                          25,005,553
                                                                                           --------------
                                                                                              238,324,404

Medical Supplies and Devices (3.5%)
---------------------------------------------------------------------------------------------------------
       533,200   Abbott Laboratories                                                           28,992,750
       159,000   Medtronic, Inc.                                                               10,891,500
       411,200   U.S. Surgical Corp.                                                           16,499,400
                                                                                           --------------
                                                                                               56,383,650

Pharmaceuticals (8.8%)
---------------------------------------------------------------------------------------------------------
       372,600   Johnson & Johnson                                                             21,471,075
       212,100   Lilly (Eli) & Co.                                                             18,479,213
       423,400   Merck & Co., Inc.                                                             38,423,550
       389,600   Pfizer, Inc.                                                                  36,184,100
       349,700   Warner-Lambert Co.                                                            28,150,850
                                                                                           --------------
                                                                                              142,708,788

Photography (2.1%)
---------------------------------------------------------------------------------------------------------
       384,100   Eastman Kodak Co.                                                             33,320,675

Publishing (2.0%)
---------------------------------------------------------------------------------------------------------
       210,700   Gannett Co., Inc.                                                             16,144,888
       231,000   Harcourt General, Inc.                                                        10,452,750
       148,600   Tribune Co.                                                                    5,683,950
                                                                                           --------------
                                                                                               32,281,588

Retail (7.9%)
---------------------------------------------------------------------------------------------------------
       226,300   CompUSA, Inc. +                                                                4,639,150
       393,000   CVS Corp.                                                                     16,997,250
       432,300   Dayton Hudson Corp.                                                           16,265,288
       174,100   Lowe's Cos., Inc.                                                              5,767,063
       178,900   Revco D.S., Inc. +                                                             6,708,750
       371,300   Safeway, Inc. +                                                               17,729,575
       688,400   Sears, Roebuck & Co.                                                          33,043,200
       343,300   TJX Cos., Inc. (The)                                                          13,646,175
       343,500   Walgreen Co.                                                                  14,126,438
                                                                                           --------------
                                                                                              128,922,889

Technology -- Components (3.6%)
---------------------------------------------------------------------------------------------------------
       239,800   Intel Corp.                                                                   38,907,550
       255,400   Texas Instruments, Inc.                                                       20,016,975
                                                                                           --------------
                                                                                               58,924,525

Telecommunications and Networking (5.1%)
---------------------------------------------------------------------------------------------------------
       106,400   Ascend Communications, Inc. +                                                  7,408,100
       256,800   Cascade Communications Corp. +                                                10,207,800
       393,000   Cisco Systems, Inc. +                                                         27,411,750
       137,500   Cincinnati Bell, Inc.                                                          8,507,813
       483,700   Sprint Corp.                                                                  19,710,775
       229,000   Tellabs, Inc. +                                                                9,431,929
                                                                                           --------------
                                                                                               82,678,167

Utilities (0.5%)
---------------------------------------------------------------------------------------------------------
       166,000   Duke Power Co.                                                                 7,781,250
                                                                                           --------------
                 Total Common Stocks (cost $1,243,281,106)                                 $1,574,903,385

SHORT-TERM INVESTMENTS (3.6%) *(cost $58,062,966)
PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------
    58,054,000   Interest in $667,115,000 joint repurchase agreement
                   dated January 31, 1997 with UBS Securities due
                   February 3, 1997 with with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $58,080,898 for an effective yield of 5.56%                             $   58,062,966
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,301,344,072) ***                               $1,632,966,351
---------------------------------------------------------------------------------------------------------


   * Percentages indicated are based on net assets of $1,622,326,179.

 *** The aggregate identified cost on a tax basis is $1,301,647,492 resulting in gross unrealized appreciation and depreciation of $347,817,249 and $16,498,390, respectively, or net unrealized appreciation of $331,318,859.

   + Non-income-producing security.

     ADR after the name of a foreign holding stands for American
     Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,301,344,072) (Note 1)                                            $1,632,966,351
---------------------------------------------------------------------------------------------------
Cash                                                                                         36,254
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                      1,073,361
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    9,084,182
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           21,751,494
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,664,911,642

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       542,052
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         38,048,552
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  896,554
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,154,817
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  344,281
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7,521
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      438,586
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      153,100
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        42,585,463
---------------------------------------------------------------------------------------------------
Net Assets                                                                           $1,622,326,179

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,230,827,099
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,512,907
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                     57,363,894
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              331,622,279
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,622,326,179

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,430,875,057 divided by 145,835,978 shares)                                                $9.81
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.81)*                                       $10.41
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($179,031,999 divided by 18,744,725 shares)**                                                 $9.55
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,315,518 divided by 1,266,128 shares)                                                     $9.73
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.73)*                                       $10.08
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($103,605 divided by 10,560 shares)                                                           $9.81
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $49,020)                                             $  8,778,002
--------------------------------------------------------------------------------------------------
Interest                                                                                 1,840,733
--------------------------------------------------------------------------------------------------
Total investment income                                                                 10,618,735
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,073,833
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,075,043
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           19,585
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,077
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,606,900
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      646,236
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       30,645
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     69,454
--------------------------------------------------------------------------------------------------
Registration fees                                                                           21,077
--------------------------------------------------------------------------------------------------
Auditing                                                                                    27,301
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,974
--------------------------------------------------------------------------------------------------
Postage                                                                                    146,339
--------------------------------------------------------------------------------------------------
Other                                                                                       11,695
--------------------------------------------------------------------------------------------------
Total expenses                                                                           7,749,159
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (122,851)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             7,626,308
--------------------------------------------------------------------------------------------------
Net investment income                                                                    2,992,427
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       109,934,329
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           171,132,130
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                281,066,459
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $284,058,886
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                    Six months ended          Year ended
                                                                          January 31             July 31
                                                                               1997*                1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                 $    2,992,427      $    7,316,081
--------------------------------------------------------------------------------------------------------
Net realized gain on investments                                         109,934,329         191,105,305
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments                                          171,132,130         (54,557,549)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     284,058,886         143,863,837
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 (6,835,610)         (8,965,954)
--------------------------------------------------------------------------------------------------------
  Class B                                                                   (187,272)           (268,401)
--------------------------------------------------------------------------------------------------------
  Class M                                                                    (32,178)            (17,785)
--------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                               (148,104,876)       (118,598,143)
--------------------------------------------------------------------------------------------------------
  Class B                                                                (16,854,480)         (7,315,560)
--------------------------------------------------------------------------------------------------------
  Class M                                                                 (1,107,312)           (289,673)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        312,096,959         185,274,280
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                             423,034,117         193,682,601
--------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,199,292,062       1,005,609,461
--------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $2,512,907
and $6,575,540, respectively.)                                        $1,622,326,179      $1,199,292,062
--------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                   For the period
                                                                   January 7,1997
                                                                    (commencement           Six months
                                                                of operations) to                ended                 Year
                                                                       January 31           January 31                ended
                                                                       (unaudited)          (unaudited)             July 31
                                                       --------------------------------------------------------------------
                                                                             1997                 1997                 1996
                                                       --------------------------------------------------------------------
                                                                          Class Y                                   Class M
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.26                $9.00                $9.02
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .02(d)                --(d)               .05
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .53                 1.93                 1.12
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .55                 1.93                 1.17
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                 (.03)                (.07)
---------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                             --                   --                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --                (1.17)               (1.12)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            --                (1.20)               (1.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.81                $9.73                $9.00
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            5.94*               22.57*               13.70
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $104              $12,316               $5,650
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .05*                 .76 *               1.51
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .05*                (.01)*                .16
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      52.98*               52.98*              128.21
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                           $.0521               $.0521
---------------------------------------------------------------------------------------------------------------------------


Financial hghlights (continued)
(For a share outstanding throughout the period)


                                                                   For the period
                                                                 December 2, 1994           Six months
                                                                    (commencement                ended
                                                                of operations) to           January 31
                                                                          July 31           (unaudited)   Year ended July 31
                                                        --------------------------------------------------------------------
                                                                             1995                 1997                  1996
                                                        --------------------------------------------------------------------
                                                                          Class M                         Class B
                                                        --------------------------------------------------------------------
Net asset value, beginning of period                                        $7.78                $8.85                 $8.88
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .01                 (.01)(d)                --
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.96                 1.89                  1.13
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.97                 1.88                  1.13
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                 (.01)                 (.04)
----------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                             --                   --                    --
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.73)               (1.17)                (1.12)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.73)               (1.18)                (1.16)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.02                $9.55                 $8.85
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           28.29*               22.35*                13.42
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $873             $179,032               $89,378
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.56*                 .89*                 1.77
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .29*                (.13)*                (.09)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      96.75                52.98*               128.21
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                $.0521
----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                                             For the period
                                                                                                              March 1, 1993
                                                                                                              (commencement
                                                                                                          of operations) to
                                                                                 Year ended July 31                 July 31
                                                       --------------------------------------------------------------------
                                                                             1995                 1994                 1993
                                                       --------------------------------------------------------------------
                                                                                               Class B
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $7.78                $8.85                $8.32
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 .01                  .03                  (.03)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.82                  .21                  .61
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.83                  .24                  .58
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                 (.02)                  --
---------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                             --                   --                 (.05)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.73)               (1.29)                 --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.73)               (1.31)                (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $8.88                $7.78                $8.85
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           26.46                 2.38                 6.96*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $47,906              $21,033               $4,789
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.75                 1.77                  .73*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .22                  .08                 (.12)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      96.75               100.16               134.14
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Six months
                                                                            ended
                                                                       January 31
                                                                       (unaudited)                    Year Ended July 31
                                                        --------------------------------------------------------------------
                                                                             1997                 1996                  1995
                                                        --------------------------------------------------------------------
                                                                                             Class A
                                                        --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.07                $9.05                $7.85
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .02(d)               .06                  .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.94                 1.17                 1.85
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.96                 1.23                 1.93
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.05)                (.09)                 --
---------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                             --                   --                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                       (1.17)               (1.12)                (.73)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.22)               (1.21)                (.73)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.81                $9.07                $9.05
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           22.76*               14.32                27.55
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $1,430,875           $1,104,264             $956,830
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .51*                1.03                  .99
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .25*                 .69                 1.03
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      52.98*              128.21                96.75
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                           $.0521
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                          Year ended July 31
                                                       --------------------------------------------------------------------
                                                                             1994                 1993                 1992
                                                       --------------------------------------------------------------------
                                                                                                Class A
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.87                $8.57                $9.20
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .06                  .08                  .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .26                 1.45                  .21
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .32                 1.53                  .33
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.05)                (.04)                (.15)
---------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                             --                 (.03)                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                       (1.29)               (1.16)                (.81)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.34)               (1.23)                (.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $7.85                $8.87                $8.57
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            3.33                19.24                 4.49
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $786,118             $804,731             $714,479
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .99                  .90                  .94
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .88                  .84                 1.33
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     100.16               134.14               100.26
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)
---------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

 (c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

 (d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class M and class Y shares. The fund began offering class Y shares on January 7, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess over $21.5 billion. Prior to November 20, 1996, any amount over $1.5 billion was based on 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $122,851 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,530 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $197,784 and $7,332 from the sale of class A and class M shares, respectively and $78,447 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $2,173 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $847,055,439 and $711,156,135, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      24,891,805    $ 244,480,674
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    14,833,193      134,537,019
------------------------------------------------------------
                                 39,724,998      379,017,693

Shares
repurchased                     (15,648,371)    (155,353,492)
------------------------------------------------------------
Net increase                     24,076,627    $ 223,664,201
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,556,382    $ 268,906,499
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    12,717,866      109,244,237
------------------------------------------------------------
                                 42,274,248      378,150,736

Shares
repurchased                     (26,285,050)    (239,532,583)
------------------------------------------------------------
Net increase                     15,989,198    $ 138,618,153
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,397,288     $109,634,394
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,786,175       15,789,785
------------------------------------------------------------
                                 13,183,463      125,424,179

Shares
repurchased                      (4,533,434)     (43,324,549)
------------------------------------------------------------
Net increase                      8,650,029    $  82,099,630
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,908,988     $ 70,762,441
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       848,006        7,148,690
------------------------------------------------------------
                                  8,756,994       77,911,131

Shares
repurchased                      (4,056,752)     (36,084,392)
------------------------------------------------------------
Net increase                      4,700,242     $ 41,826,739
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         729,271       $7,163,732
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       122,565        1,103,086
------------------------------------------------------------
                                    851,836        8,266,818

Shares
repurchased                        (213,199)      (2,033,313)
------------------------------------------------------------
Net increase                        638,637       $6,233,505
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         821,240       $7,445,792
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        34,478          301,527
------------------------------------------------------------
                                    855,718        7,747,319

Shares
repurchased                        (325,063)      (2,917,931)
------------------------------------------------------------
Net increase                        530,655       $4,829,388
------------------------------------------------------------

                                        For the period
                                       January 7, 1997
                                        (commencement
                                        of operations)
                                     to January 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                          10,622         $100,196
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     10,622          100,196

Shares repurchased                      (62)            (573)
------------------------------------------------------------
Net increase                         10,560         $ 99,623
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

               * Formerly Natural Resources Fund

               + Formerly Overseas Growth Fund

   [DBL. DAGGER] Formerly OTC Emerging Growth Fund

  [SECTION MARK] Not available in all states.

              ** Relative to above.

              ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies.
                 Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel H. Weiss
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31258-003/307/385    3/97



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                              NAV

Six months ended 1/31/97                   N/A
One year ended 1/31/97                     N/A
Life of class (since 1/7/97)              5.94%
Annual average                             N/A
------------------------------------------------------------------------
Share value:                               NAV

1/7/97                                   $9.26
1/31/97                                   9.81
------------------------------------------------------------------------
Distributions:     No.       Income      Capital gains     Total
                   0        $0.0000        $0.0000        $0.0000
------------------------------------------------------------------------
Current return (end of period)                             Total
                                                           N/A
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.